Organization and nature of operations - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Certain risks and concentration
Revenues	$ 323,140	$ 363,722	$ 341,497
Cost of revenues	(155,567)	(200,649)	(200,054)
Operating expenses	(183,277)	(164,685)	(131,378)
Net income attributable to Xunlei Limited	1,215	14,225	21,463
VIEs
Certain risks and concentration
Net income attributable to Xunlei Limited	(8,532)	6,995	11,136
VIEs | Third-party
Certain risks and concentration
Revenues	256,150	330,860	301,853
Cost of revenues	(113,684)	(177,060)	(171,116)
Operating expenses	(146,261)	(139,613)	(115,578)
VIEs | Inter-company
Certain risks and concentration
Operating expenses	$ (12,695)	$ (12,896)	$ (4,863)